Common Stock (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Schedule of loss per share

For the Three Months Ended
March 31, 2025
Net loss	$(101,682)
Less: Remeasurement of Class A redeemable shares to redemption value	(4,494)
Net loss including accretion of Class A redeemable shares to redemption value	$(106,176)

	For the Three Months Ended
	March 31, 2025
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable shares	Total
Total number of shares	37,987	5,750,000	5,787,987
Ownership percentage	1%	99%	100%
Net loss allocated based on ownership percentage	(667)	(101,015)	(101,682)
Less: Remeasurement of Class A redeemable shares to redemption value based on ownership percentage	(30)	(4,464)	(4,494)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	4,494	—	4,494
Total income (loss) based on ownership percentage	$3,797	$(105,479)	$(101,682)
Weighted average shares outstanding	37,986	5,750,000
Basic and diluted net income (loss) per share	$0.10	$(0.02)

For the Three Months Ended
March 31, 2024
Net income	$261,607
Plus: Trust Account withdrawals for tax payments	489,119
Less: Remeasurement of Class A redeemable shares to redemption value	(559,907)
Net income including accretion of Class A redeemable shares to redemption value	$190,819

	For the Three Months Ended
	March 31, 2024
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable shares	Total
Total number of shares	1,163,113	5,750,000	6,913,113
Weighted average shares ratio	38%	62%	100%
Net income allocated based on weighted average shares ratio	$100,589	$161,018	$261,607
Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio	188,068	301,051	489,119
Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(215,286)	(344,621)	(559,907)
Less: Accretion applicable to Trust Account withdrawals for tax payments	(489,119)	—	(489,119)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	559,907	—	559,907
Total income based on weighted average shares ratio	$144,159	$117,448	$261,607
Weighted average shares outstanding	3,592,063	5,750,000
Basic and diluted net income per share	$0.04	$0.02

The following table reflects the calculation of basic and diluted net loss per common stock for the year ended December 31, 2024 (in dollars, except per share amounts):

For the Year Ended
December 31, 2024
Net loss	$(5,107,051)
Plus: Trust Account withdrawals for tax payments	489,119
Less: Remeasurement of Class A redeemable shares to redemption value	(966,174)
Net loss including accretion of Class A redeemable shares to redemption value	$(5,584,106)

	For the Year Ended
	December 31, 2024
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable Shares	Total
Total number of shares	37,987	5,750,000	5,787,987
Weighted average shares ratio	22%	78%	100%

Net loss allocated based on ownership percentage	$(1,118,969)	$(3,988,082)	$(5,107,051)

Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio	107,167	381,952	489,119
Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(211,691)	(754,483)	(966,174)

Less: Accretion applicable to Trust Account withdrawals for tax payments	(489,119)	—	(489,119)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	966,174	—	966,174
Total income (loss) based on ownership percentage	$(746,438)	$(4,360,613)	$(5,107,051)

Weighted average shares outstanding	1,613,326	5,750,000
Basic and diluted net loss per share	$(0.46)	$(0.76)

The following table reflects the calculation of basic and diluted net income (loss) per common stock for the year ended December 31, 2023 (in dollars, except per share amounts):

For the Year Ended
December 31, 2023
Net income	$2,729,602
Plus: Trust Account withdrawals for tax payments	2,287,729
Less: Remeasurement of Class A redeemable shares to redemption value	(6,707,678)
Net loss including accretion of Class A redeemable shares to redemption value	$(1,690,348)

	For the Year Ended
	December 31, 2023
	Class A	Class A and Class B
	Redeemable Shares	Non-redeemable Shares	Total
Total number of shares	4,150,065	5,750,000	9,900,065
Weighted average shares ratio	68%	32%	100%
Net income allocated based on ownership percentage	$1,865,473	$864,129	$2,729,602
Plus: Trust Account withdrawals for tax payments based on weighted average shares ratio	1,563,487	724,242	2,287,729
Less: Remeasurement of Class A redeemable shares to redemption value based on weighted average shares ratio	(4,584,183)	(2,123,495)	(6,707,678)
Less: Accretion applicable to Trust Account withdrawals for tax payments	(2,287,729)	—	(2,287,729)
Plus: Accretion applicable to remeasurement of Class A redeemable shares to redemption value	6,707,678	—	6,707,678
Total income (loss) based on ownership percentage	$3,264,726	$(535,124)	$2,729,602
Weighted average shares outstanding	12,413,050	5,750,000
Basic and diluted net income (loss) per share	$0.26	$(0.09)

Angel Studios Inc. Cik0001671941
Schedule of loss per share

The following table represents the Company’s loss per share for the three and three months ended March 31:

	Three Months Ended
	2025	2024
Numerator:
Net loss attributable to controlling interests	$(37,416,910)	$(14,844,084)

Denominator:
Weighted average basic shares outstanding	27,217,011	25,000,518
Effect of dilutive shares	—	—
Weighted average diluted shares	27,217,011	25,000,518

Basic loss per share	$(1.375)	$(0.594)
Diluted loss per share	$(1.375)	$(0.594)

The following table represents the Company’s loss per share for the three months and year ended December 31:

	Year Ended
	2024	2023	2022
Numerator:
Net income (loss) attributable to controlling interests	$(89,795,494)	$9,163,794	$(13,710,708)
Denominator:
Weighted average basic shares outstanding	25,791,117	24,775,858	24,264,683
Effect of dilutive shares	—	1,153,388	—
Weighted average diluted shares	25,791,117	25,929,246	24,264,683
Basic gain (loss) per share	$(3.482)	$0.370	$(0.565)
Diluted gain (loss) per share	$(3.482)	$0.353	$(0.565)